Stock-based Compensation (Tables)	9 Months Ended
Sep. 30, 2014
Disclosure of Compensation Related Costs, Share-based Payments [Abstract]
Schedule of Share-based Compensation, Restricted Stock Units Award Activity
The following table summarizes restricted stock awards activity under the 2014 Plan for the nine months ended September 30, 2014, after giving effect to both the conversion of restricted Class C common stock to restricted Class A common stock on an 85.8661-for-one basis and the 127.1624-for-one Class A common stock split immediately prior to the completion of the IPO:

	Number of RSAs Outstanding	Weighted Average Grant Date Fair Value Per Share

Balance at January 1, 2014	—	$—
Granted	4,977,586	$0.57
Balance at September 30, 2014	4,977,586	$0.57

Schedule of Share-based Compensation, Restricted Stock and Restricted Stock Units Activity
The following table presents information regarding outstanding RSUs as of September 30, 2014, and changes during the nine months ended September 30, 2014:

	Number of RSUs Outstanding	Weighted Average Grant Date Fair Value Per Share

Balance at January 1, 2014	—	$—
Granted	799,897	$27.43
Balance at September 30, 2014	799,897	$27.43

Schedule of Share-based Compensation, Stock Options, Activity
The following table presents information regarding outstanding options as of September 30, 2014, and changes during the nine months ended September 30, 2014:

	Number of Options Outstanding	Weighted Average Exercise Price Per Share	Aggregate Intrinsic Value

Balance at January 1, 2014	—	$—
Granted	150,000	$29.31
Balance at September 30, 2014	150,000	$29.31	$—